Note 17 - Share-based Payments (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended		37 Months Ended
	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Mar. 31, 2018	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2019	Jun. 27, 2018 shares
Statement Line Items [Line Items]
Option life, share options granted		5.78		4.94	5.89	4.94
Number of share options granted in share-based payment arrangement		2,173,523	1,121,500	1,300,400		1,300,400
Number of share options exercised in share-based payment arrangement		4,167
Expense from share-based payment transactions with employees	$ 86	$ 1,041	$ 929	$ 588		$ 674
Corporation stock option plan [member]
Statement Line Items [Line Items]
Maximum number of shares authorized | shares	2,940,511					2,940,511		5,494,209
Maximum number of shares authorized as percentage	20.00%					20.00%		15.00%
Option life, share options granted							10
Number of share options granted in share-based payment arrangement	0					0
Number of share options exercised in share-based payment arrangement		4,167	0			0
Expense from share-based payment transactions with employees	$ 86	$ 1,041	$ 929	$ 588		$ 674
Corporation stock option plan [member] | Consultants [member]
Statement Line Items [Line Items]
Maximum number of shares authorized as percentage		2.00%					2.00%
Corporation equity incentive plan [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees		$ 0	$ 0			$ 0
Number of other equity instruments outstanding in share-based payment arrangement at end of period		0	0		0		0